STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (3,582,000)		$ (15,696,000)	$ 11,156,000
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized gain from Investments held in Trust Account				(500,000)
Deferred income tax provision			(4,336,000)	112,000
Changes in operating assets and liabilities:
Net cash used in operating activities			10,898,000	27,553,000
Cash Flows from Investing Activities:
Net cash used in investing activities			(4,900,000)	(14,803,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor			35,000,000
Net cash provided by financing activities			34,277,000	19,455,000
Net Change in Cash			39,471,000	32,102,000
Cash - beginning of the period			106,126,000	74,024,000
Cash - end of the period	145,597,000	$ 106,126,000	145,597,000	106,126,000
890 5TH AVENUE PARTNERS, INC.
Cash Flows from Operating Activities:
Net loss		(11,306)	(3,674,779)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized gain from Investments held in Trust Account			(10,994)
Offering costs associated with issuance of public and private warrants			231,566
Change in fair value of warrant liabilities	(109,592)		806,967
Changes in operating assets and liabilities:
Prepaid expenses		(6,815)	(543,006)
Accounts payable		9,844	349,077
Accrued expenses			(79,731)
Franchise tax payable		450	149,139
Net cash used in operating activities		(7,827)	(2,771,761)
Cash Flows from Investing Activities:
Cash deposited in Trust Account			(287,500,000)
Net cash used in investing activities			(287,500,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor		25,000
Repayment of advances from related party			(33,175)
Proceeds from note payable to related party		300,000
Payment of offering costs		(115,392)	(5,832,150)
Advances from related party			20,125
Net cash provided by financing activities		209,608	290,129,800
Net Change in Cash		201,781	(141,961)
Cash - beginning of the period			201,781
Cash - end of the period	$ 59,820	201,781	59,820	$ 201,781
Supplemental disclosure of noncash activities:
Offering costs included in accounts payable		110,425
Offering costs included in accrued expenses		99,931	$ 70,000
Offering costs paid by related party under promissory note		13,000
Expenses paid by related party		$ 50